UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from
December 1, 2008 to December 31, 2008

Commission File Number of issuing entity:
333-115582, 333-130782-02

GE Dealer Floorplan Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782

CDF Funding, Inc.
(Exact name of depositor as specified in its charter)

GE Commercial Distribution Finance Corporation
(Exact name of sponsor as specified in its charter)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 747-4043

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2006-1 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2006-2 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2006-3 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2006-4 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2007-1 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2007-2 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes   X                 No __

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

This Form 10-D/A amends and supersedes in its entirety the Form 10-D of GE Dealer Floorplan Master Note Trust previously filed on February 3, 2009.

The response to Item 1 is set forth herein, in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6 and in the following tables.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-1 (the “2006-1 Notes”), dated June 27, 2006, and related Prospectus dated June 27, 2006 (collectively, the “2006-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2006-1 Notes were offered under the 2006-1 Prospectus:  Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-2 (the “2006-2 Notes”), dated June 27, 2006, and related Prospectus dated June 27, 2006 (collectively, the “2006-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2006-2 Notes were offered under the 2006-2 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-3 (the “2006-3 Notes”), dated August 1, 2006, and related Prospectus dated July 31, 2006 (collectively, the “2006-3 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2006-3 Notes were offered under the 2006-3 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-4 (the “2006-4 Notes”), dated October 31, 2006, and related Prospectus dated October 30, 2006 (collectively, the “2006-4 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2006-4 Notes were offered under the 2006-4 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2007-1 (the “2007-1 Notes”), dated April 19, 2007, and related Prospectus dated April 18, 2007 (collectively, the “2007-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2007-1 Notes were offered under the 2007-1 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.6 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2007-2 (the “2007-2 Notes”), dated July 24, 2007, and related Prospectus dated July 23, 2007 (collectively, the “2007-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2007-2 Notes were offered under the 2007-2 Prospectus: Class A, Class B, and Class C.

The following tables summarize the trust portfolio by various criteria as of the calendar year ended December 31, 2008.  Please note that numbers and percentages presented in the tables below may not sum to the totals presented due to rounding.  Because the future composition and performance of the trust portfolio will change over time, these tables are not indicative of the composition or performance of the trust portfolio at any subsequent time.

For purposes of the following tables:

•	Receivables Balance is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio.

•	Number of Accounts is the number of accounts included in the trust portfolio.

Composition by Account Balance

Account Balance Range	Receivables Balance (Dollars in Millions)	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
$1 to $999,999.99	$3,111.7	41.8%	21,607	93.4%
$1,000,000 to $9,999,999.99	$3,461.5	46.5%	1,490	6.4%
$10,000,000.00 or more	$870.9	11.7%	52	0.2%
Total	$7,444.1	100.0%	23,149	100.0%

Composition by Product Line (Dollars in Millions)

Product Line	Receivables Balance	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
Marine	$2,174.1	29.2%	3,164	13.7%
Lawn and Garden	$529.1	7.1%	7,066	30.5%
Consumer Electronics and Appliances	$481.9	6.5%	4,164	18.0%
Recreational Vehicles	$823.9	11.1%	822	3.6%
Technology	$542.7	7.3%	798	3.4%
Manufactured Housing	$112.2	1.5%	171	0.7%
Industrial and Agriculture	$465.7	6.3%	855	3.7%
Asset Based Receivables	$85.4	1.1%	12	0.1%
Music	$94.7	1.3%	665	2.9%
Motorcycles	$368.5	5.0%	1,508	6.5%
Power Sports	$992.7	13.3%	2,078	9.0%
Transportation	$503.5	6.8%	154	0.7%
Accounts Receivable	$83.3	1.1%	259	1.1%
Other	$186.4	2.4%	1,433	6.1%
Total	$7,444.1	100.0%	23,149	100.0%

Composition by Billing Address Dollars in Millions)

State	Receivables Balance	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
California	$657.8	8.8%	1,328	5.7%
Florida	$627.9	8.4%	1,162	5.0%
Texas	$555.9	7.5%	1,322	5.7%
New York	$354.0	4.8%	1,162	5.0%
North Carolina	$254.3	3.4%	820	3.5%
Minnesota	$248.0	3.3%	766	3.3%
Virginia	$241.9	3.2%	552	2.4%
Georgia	$223.6	3.0%	636	2.7%
Michigan	$220.4	3.0%	947	4.1%
Illinois	$205.5	2.8%	816	3.5%
Other	$3,854.8	51.8%	13,638	59.1%
Total	$7,444.1	100.0%	23,149	100.0%

The originators categorize the receivables into three risk rating groups, as indicated in the table below, by percentage of receivables owed by the applicable dealers.  Data in the table below reflects analysis of risk ratings at points in time prior to December 31, 2008; the risk ratings of the dealers were not re-underwritten for purposes of compiling data in that table.  We cannot assure you that the dealers owing receivables held in the trust in the future will demonstrate the risk metrics in the percentages referred to below.

Composition by Dealer Risk Rating

Dealer Risk Rating Group
I - Lowest Risk	9%
II - Average Risk	87%
III - Highest Risk	4%
Total	100%

The following tables set forth the average annualized yield and the distribution by annualized average yield on receivables in the trust portfolio.  Such yields were calculated as the percentage equivalent of a fraction, (a) the numerator of which is equal to earned income (or, if applicable, collected income) on the applicable receivables during the applicable period, and (b) the denominator of which is an average of month-end balances of the applicable receivables during such period.  For purposes of calculating such yield information, receivables that did not bear interest because of “free flooring” periods (“free flooring receivables”) were treated as if they bore interest.  In other words, for purposes of such calculation, the amount of interest does not reflect only the contractual amount of interest and principal otherwise payable by the dealers under such free flooring receivables.  We cannot assure you that the future yield on receivables held by the trust will be similar to the historical experience set forth below.

Average Annualized Yield for Receivables in the Trust Portfolio

Yield	7.70%

Composition by Annualized Average Yield

Less than 5%	8%
Between 5% and 10%	78%
Greater than 10%	14%
Total	100%

The following table sets forth the loss experience for the trust portfolio.  We cannot assure you that the future loss experience for any receivables held by the trust will be similar to the historical experience set forth below.  The historical experience set forth below includes the effect of the financial obligations of manufacturers and distributors in respect of repossessed products.  If manufacturers or distributors do not perform those obligations in the future, the loss experience of the receivables would be adversely affected.

Loss Experience Year Ending December 31, 2008 (Dollars in Millions)

Average Receivables Balance	$8,250.0
Gross Charge-Offs(1)	$58.7
Recoveries (2)	$0.5
Gross Charge-Offs Less Recoveries	$58.2
Gross Charge-Offs Less Recoveries as a percentage of Average Total Receivables Outstanding (annualized)	0.7%
Number of Accounts that Experienced a Net Loss	478
Gross Charge-Offs Less Recoveries divided by Number of Accounts that Experienced a Net Loss	$0.12
____________________
(1)	“Gross Charge-Offs” means the amount of the principal receivables deemed uncollectible.
(2)	“Recoveries” means amounts subsequently collected with respect to previously charged-off amounts.

For purposes of the preceding table:  “Average Receivables Balance” is calculated as an average of the month-end balances of the applicable receivables in respect of such period.

The following table provides the age distribution of receivables in the trust portfolio by receivables balance and as a percentage of such receivables in the trust portfolio.  For purposes of the following table, aging for floorplan receivables generally commences on the date of the applicable invoice provided by the applicable manufacturer to the applicable originator and ends on the date that the receivable has been paid in full.  With respect to receivables from the accounts receivables product line or the asset based lending product line, all of such receivables are included in the “1-12” month category because determining which of those receivables are in the “over 12” month category would involve unreasonable effort or expense and, in any event, we believe that most of such receivables fall into the “1-12” month category.  We cannot assure you that the aging experience for any receivables held by the trust in the future will be similar to the age distributions set forth below.

Composition by Age (Dollars in Millions)

Month	Receivables Balance	Percentage of Receivables Balance
1-12	$5,555.3	74.6%
Over 12	$1,888.8	25.4%
Total	$7,444.1	100.0%

The following table sets forth the highest and lowest Historical Payment Rates and the average of the Historical Payment Rates for all months during the periods shown for the accounts designated to the trust.

“Historical Payment Rate” means, for any month, a fraction (expressed as a percentage) (a) the numerator of which is the principal collections on the receivables in the trust portfolio during such month and (b) the denominator of which is the weighted aggregate balance of the principal receivables in the trust portfolio at the beginning of such month.

We cannot assure you that the rate of collections on the receivables held by the trust will be similar to the historical experience set forth below.  Without limiting the foregoing, the rate of collections on the receivables held by the trust may be affected by the addition or removal of accounts with respect to the trust from time to time.

Historical Payment Rates

Year Ended December 31, 2008

Year Ended December 31, 2008
Highest Month	27.68%
Lowest Month	20.89%
Average of the Months in the Period	24.78%

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

On December 30, 2008, GE Dealer Floorplan Master Note Trust privately issued in reliance on Section 4(2) of the Securities Act of 1933, $150,000,000 of Class A Series 2008-B Floating Rate Asset Backed Notes (the “Series 2008-B Notes”) to certain accredited investors.

The proceeds of the offering of the Series 2008-B Notes were used to purchase dealer floorplan receivables and for general corporate purposes, including payment of the proceeds to the shareholders of CDF Funding, Inc.  Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuer or (b) owners of 10 percent or more of any class of securities of the Issuer.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2006-1 Monthly Noteholder’s Statement

Exhibit 99.2	2006-2 Monthly Noteholder’s Statement

Exhibit 99.3	2006-3 Monthly Noteholder’s Statement

Exhibit 99.4	2006-4 Monthly Noteholder’s Statement

Exhibit 99.5	2007-1 Monthly Noteholder’s Statement

Exhibit 99.6	2007-2 Monthly Noteholder’s Statement

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2006-1 Monthly Noteholder’s Statement

Exhibit 99.2	2006-2 Monthly Noteholder’s Statement

Exhibit 99.3	2006-3 Monthly Noteholder’s Statement

Exhibit 99.4	2006-4 Monthly Noteholder’s Statement

Exhibit 99.5	2007-1 Monthly Noteholder’s Statement

Exhibit 99.6	2007-2 Monthly Noteholder’s Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  February 4, 2009

CDF FUNDING, INC.
(Depositor)

By:  /s/ John E. Peak
Name:  John E. Peak
Title:  Vice President